Note 19 - Restatement of Comparative Amounts (Details) - Impact of the Restatement Adjustments (USD $)	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2012 Scenario, Previously Reported [Member]	Nov. 30, 2011 Scenario, Previously Reported [Member]	Nov. 30, 2012 Scenario, Adjustment [Member]	Nov. 30, 2011 Scenario, Adjustment [Member]	Nov. 30, 2012 Restatement Adjustment [Member]	Nov. 30, 2011 Restatement Adjustment [Member]
Capital stock	$ 11,721,152	$ 6,128,697	$ 147,152	$ 147,152	$ 5,981,545	$ 755,124	$ 6,128,697	$ 902,276
Additional paid in capital	$ 23,619,055	$ 22,428,120	$ 28,409,665	$ 20,822,672	$ (5,981,545)	$ (755,124)	$ 22,428,120	$ 20,067,548